Retirement Plans - Net Pension Income or Postretirement Expense (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plan of US Entity, Defined Benefit [Member]
Net pension expense (income)
Service cost	$ 192	$ 2,435	$ 2,735
Interest cost	12,214	11,046	11,935
Expected return on plan assets	(20,833)	(20,217)	(21,506)
Amortization of unrecognized:
Prior service cost		498	605
Loss	5,644	7,245	6,062
Additional cost due to early retirement	172	692	282
Curtailment loss		651
Net expense/(income)	(2,611)	2,350	113
Weighted-average actuarial assumptions
Discount rate	4.07%	4.84%	4.06%
Rate of compensation increase	0.00%	3.00%	3.00%
Pension expense/(income) assumptions:
Discount rate	4.84%	4.06%	4.91%
Expected return on plan assets	7.50%	7.75%	8.00%
Rate of compensation increase	0.00%	3.00%	3.00%
Foreign Pension Plans [Member]
Net pension expense (income)
Service cost	83	110	125
Interest cost	608	536	571
Expected return on plan assets	(677)	(474)	(445)
Amortization of unrecognized:
Loss	231	378	296
Net expense/(income)	245	550	547
Weighted-average actuarial assumptions
Discount rate	3.13%	3.85%	3.46%
Rate of compensation increase	0.48%	0.56%	0.69%
Pension expense/(income) assumptions:
Discount rate	3.85%	3.46%	3.86%
Expected return on plan assets	4.06%	3.10%	3.00%
Rate of compensation increase	0.57%	0.69%	0.72%
Other Postretirement Benefit Plan [Member]
Net pension expense (income)
Service cost	4	7	9
Interest cost	230	223	255
Amortization of unrecognized:
Loss	(158)		(40)
Net expense/(income)	$ 76	$ 230	$ 224
Weighted-average actuarial assumptions
Discount rate	4.07%	4.84%	4.06%
Rate of compensation increase	0.00%	0.00%	0.00%
Pension expense/(income) assumptions:
Discount rate	4.84%	4.06%	4.91%
Rate of compensation increase	0.00%	0.00%	0.00%